EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
EQUITY-ACCOUNTED INVESTMENTS
EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2019	2018	2017
Balance, beginning of year	$1,569	$721	$206
Investment	194	420	469
Share of net income	11	68	2
Share of other comprehensive income	174	426	56
Dividends received	(64)	(42)	(31)
Foreign exchange translation and other	5	(24)	19
Balance, end of year	$1,889	$1,569	$721

The following tables summarize gross revenues, net income, assets and liabilities of equity-accounted investments in aggregate:

(MILLIONS)	2019	2018	2017
Revenue	$1,443	1,305	$310
Net income (loss)	29	223	(24)
Share of net income(1)	11	68	2

(1)	Brookfield Renewable's ownership interest in these entities ranges from 13-50%.

(MILLIONS)	2019	2018
Current assets	$1,102	$682
Property, plant and equipment, at fair value	16,256	11,999
Other assets	571	608
Current liabilities	1,279	1,080
Non-recourse borrowings	7,365	6,078
Other liabilities	2,580	1,197